Revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Text Block]
13 Revenue from contracts with customers
> Refer to “Note 14 – Revenue from contracts with customers” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Contracts with customers and disaggregation of revenues
in	2019	2018
Contracts with customers (CHF million)
Investment and portfolio management	3,295	3,415
Other securities business	89	83
Underwriting	1,602	1,735
Brokerage	2,898	2,812
Other services	1,611	1,949
Total revenues from contracts with customers	9,495	9,994
The table above differs from “Note 6 – Commissions and fees” as it includes only those contracts with customers that are in scope of ASC Topic 606 – Revenue from Contracts with Customers.
Contract balances
end of	2019	2018
Contract balances (CHF million)
Contract receivables	886	789
Contract liabilities	53	56
Contract balances
in	4Q19	3Q19	2Q19	1Q19
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	14	19	10	7
The Bank’s contract terms are generally such that they do not result in any contract assets.
There were no material net impairment losses on contract receivables in 2019 or 2018. The Bank did not recognize any revenues in the reporting period from performance obligations satisfied in previous periods.
Capitalized costs
The Bank has not incurred costs to obtain a contract nor costs to fulfill a contract that are eligible for capitalization.
Remaining performance obligations
ASC Topic 606’s practical expedient allows the Bank to exclude from its remaining performance obligations disclosure any performance obligations which are part of a contract with an original expected duration of one year or less. Additionally, any variable consideration, for which it is probable that a significant reversal in the amount of cumulative revenue recognized will occur when the uncertainty associated with the variable consideration is subsequently resolved, is not subject to the remaining performance obligations disclosure because such variable consideration is not included in the transaction price (e.g., investment management fees). Upon review, the Bank determined that no material remaining performance obligations are in scope of the remaining performance obligations disclosure.